Revenues	12 Months Ended
Jun. 30, 2020
Revenues [Abstract]
Revenues

21. Revenues

a)	Operating sales

	2020	2019	2018
Sales of grains	237,904	175,000	99,875
Sales of cotton	13,104	-	-
Sales of sugarcane	192,943	163,114	142,037
Sales of beef cattle	33,609	16,974	4,115
Lease	18,127	9,598	6,592
Other revenues	1,658	1,086	132
Gross operating revenue	497,345	365,772	252,751

Sales deductions
Taxes on sales	(9,777)	(7,862)	(8,473)

Net revenue	487,568	357,910	244,278

b)	Sale of farms

	2020	2019	2018
Sale of farm	83,179	238,414	66,224
Adjustment to present value	(11,687)	(61,192)	(13,818)
Gross revenue from sale of farm	71,492	177,222	52,406

Sales taxes	(2,610)	(6,469)	(1,913)
Cost of sale of farm	(7,462)	(27,941)	(10,676)

Gain from sale of farm	61,420	142,812	39,817
Selling expenses	-	(35)	-
Income tax and social contribution	(2,201)	(5,459)	(1,614)
Net profit from sale of farm	59,219	137,318	38,203